Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 21.8%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 5.5990%, 9/15/34 (144A)‡	$4,050,930	$3,932,313
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	497,058	493,158
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	1,772,578	1,742,913
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	338,877	332,950
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	4,780,000	4,620,502
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 5.9224%, 10/17/34 (144A)‡	1,763,000	1,716,682
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	551,826	528,849
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	480,483	451,483
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	1,394,479	1,261,605
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	1,155,207	1,059,543
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	2,014,397	1,817,782
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 5.9147%, 7/18/34 (144A)‡	1,486,000	1,445,313
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,729,029	1,690,749
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	2,146,066	2,097,394
Babson CLO Ltd 2018-3A A1,
ICE LIBOR USD 3 Month + 0.9500%, 5.7577%, 7/20/29 (144A)‡	2,352,877	2,338,400
Babson CLO Ltd 2019-3A A1R,
ICE LIBOR USD 3 Month + 1.0700%, 5.8777%, 4/20/31 (144A)‡	6,351,000	6,267,129
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	8,877,587
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 5.6594%, 8/15/36 (144A)‡	3,044,000	3,015,175
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 6.7251%, 4/15/37 (144A)‡	11,487,000	11,037,720
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	1,809,147
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	3,562,367
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 5.8616%, 10/15/36 (144A)‡	9,471,465	9,363,341
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.0216%, 10/15/36 (144A)‡	2,552,550	2,505,434
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 5.8716%, 10/15/37 (144A)‡	1,032,857	1,007,760
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	5,348,000	5,101,473
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	6,081,000	5,795,103
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 5.3363%, 5/15/38 (144A)‡	1,473,000	1,414,002
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 5.6344%, 9/15/36 (144A)‡	6,188,000	5,870,926
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 9/15/36 (144A)‡	6,499,000	6,103,691
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.5763%, 4/15/39 (144A)‡	6,106,777	5,741,555
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	1,136,893	1,127,564
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 5.4226%, 1/20/35 (144A)‡	7,300,000	7,104,747
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 5.9926%, 1/20/35 (144A)‡	2,775,193	2,617,448
Cedar Funding Ltd 2019-11A A1R,
ICE LIBOR USD 3 Month + 1.0500%, 5.7839%, 5/29/32 (144A)‡	5,305,000	5,216,120
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,129,241	6,286,807
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,617,554	2,140,610
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,604,303	6,430,058
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,957,784	15,265,807
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	2,311,454	2,231,790
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 5.7598%, 2/25/50 (144A)‡	3,150,785	2,843,355
CIFC Funding Ltd 2021-4A A,
ICE LIBOR USD 3 Month + 1.0500%, 5.8424%, 7/15/33 (144A)‡	5,567,595	5,440,476
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 6.4153%, 1/23/35 (144A)‡	2,232,376	2,147,427
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	3,509,022	3,339,184

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5844%, 11/15/37 (144A)‡	$10,993,766	$10,696,369
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 5.9844%, 11/15/37 (144A)‡	4,888,412	4,734,396
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 11/15/37 (144A)‡	4,906,106	4,731,945
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	93,826	91,695
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	410,873	380,308
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 9.7453%, 11/25/24‡	250,814	261,294
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 8.8453%, 5/25/25‡	628,330	646,367
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 7.2453%, 4/25/31 (144A)‡	195,955	196,001
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 7.1453%, 8/25/31 (144A)‡	70,115	70,116
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 6.9953%, 9/25/31 (144A)‡	315,952	315,820
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 6.9453%, 10/25/39 (144A)‡	127,336	127,371
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 11/25/41 (144A)‡	5,654,000	5,244,290
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 5.4098%, 12/25/41 (144A)‡	2,661,031	2,619,819
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.2098%, 12/25/41 (144A)‡	3,943,000	3,732,588
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 7.7098%, 12/25/41 (144A)‡	6,109,000	5,656,193
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	7,411,643	7,393,886
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 3/25/42 (144A)‡	3,260,067	3,251,959
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 7.3098%, 5/25/42 (144A)‡	2,224,412	2,251,922
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.1098%, 7/25/42 (144A)‡	1,747,502	1,758,409
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 6.9682%, 12/25/42 (144A)‡	2,928,110	2,923,778
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	419,007	417,809
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	228,361	226,999
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	2,607,772	2,579,489
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 5.6640%, 5/15/36 (144A)‡	9,165,198	9,066,896
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 6.1140%, 5/15/36 (144A)‡	5,155,175	5,059,054
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 8.6543%, 4/15/23 (144A)‡	5,107,342	4,985,756
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	6,061,762
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 4/20/34 (144A)‡	2,239,000	2,188,515
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	3,260,000	3,238,806
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,415,344
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 9.8453%, 7/25/25‡	1,291,075	1,342,771
Fannie Mae REMICS, 3.0000%, 5/25/48	4,901,698	4,530,350
Fannie Mae REMICS, 3.0000%, 11/25/49	6,137,749	5,595,239
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	14,049,396	11,834,853
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 6.7953%, 10/25/49 (144A)‡	91,134	90,908
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 12/25/50 (144A)‡	4,656,811	4,656,785
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.1598%, 11/25/50 (144A)‡	5,296,140	5,297,649
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/33 (144A)‡	2,791,000	2,745,494
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 6.8098%, 8/25/33 (144A)‡	3,013,000	2,899,535
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 7.5098%, 6/25/42 (144A)‡	4,617,209	4,677,529
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 6.7098%, 9/25/42 (144A)‡	984,518	984,680

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	$3,476,178	$3,471,986
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	162,369	162,247
FREED ABS Trust 2022-3FP A, 4.5000%, 8/20/29 (144A)	956,964	955,422
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	15,009,833	12,626,455
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 5.9755%, 12/15/36 (144A)‡	2,050,000	2,003,565
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.2755%, 12/15/36 (144A)‡	2,296,000	2,234,513
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 6.5745%, 12/15/36 (144A)‡	2,558,000	2,483,669
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.5153%, 1/23/35 (144A)‡	2,113,425	2,020,542
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,185,000	5,756,539
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,370,000	3,993,040
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	1,777,938	1,723,467
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	4,522,695	4,497,517
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	4,476,862	4,330,284
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,675,000	2,675,417
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 5.6415%, 3/15/38 (144A)‡	11,607,894	11,249,967
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.0415%, 3/15/38 (144A)‡	6,486,620	6,149,774
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.1223%, 5/15/39 (144A)‡	6,610,000	6,438,025
Madison Park Funding Ltd 2019-35A A1R,
ICE LIBOR USD 3 Month + 0.9900%, 5.7977%, 4/20/32 (144A)‡	7,174,000	7,059,941
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 7.8350%, 11/15/38 (144A)‡	8,292,365	7,707,989
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	4,336,834	3,934,904
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	5,487,804	4,979,251
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	4,126,344	3,316,711
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	10,354,046	8,770,363
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	4,532,000	4,551,584
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 5.4850%, 4/15/38 (144A)‡	10,483,358	10,127,079
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 6.0350%, 4/15/38 (144A)‡	5,917,835	5,626,400
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	2,158,942	2,070,839
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,204,307	1,123,537
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	3,914,006	3,544,402
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,688,143	4,209,155
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	1,607,342	1,583,043
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	6,025,392	5,472,118
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	5,845,883	5,267,508
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	6,074,935	5,128,373
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	11,873,317	10,026,062
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	4,698,628	3,809,552
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	11,975,312	10,098,028
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	5,077,929	4,146,104
Pagaya AI Debt Selection Trust 2021-1 A, 1.1800%, 11/15/27 (144A)	1,926,919	1,908,416
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	2,427,847	2,348,360
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	3,124,820	3,030,020
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	5,834,632	5,378,754
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	11,059,182	10,305,408
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	6,619,718	5,800,879
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,460,435	7,267,701
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	4,943,948	3,995,026
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.5077%, 1/20/35 (144A)‡	2,192,711	2,106,127
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,120,774	1,078,151
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	3,966,439	3,861,676

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	$8,839,000	$8,565,162
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	15,238,000	14,484,328
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	561,443	485,330
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	445,833	397,247
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.8280%, 1/15/39 (144A)‡	3,548,000	3,421,567
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 5.8877%, 1/20/32 (144A)‡	6,462,000	6,332,062
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	50,044	49,363
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	220,350	217,074
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 5.4152%, 11/15/38 (144A)‡	816,000	781,523
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	3,326,000	3,187,819
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,606,318
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	1,844,005	1,821,482
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	3,087,000	3,024,489
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	2,543,000	2,491,505
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	3,447,000	3,357,787
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	454,160	451,035
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	3,808,000	3,664,670
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	5,211,660	4,709,069
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	3,186,421	2,589,630
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	1,095,089	1,066,306
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	4,752,465	4,634,713
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	6,449,897	6,345,049
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	6,324,000	5,696,294
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,445,699
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5840%, 7/15/39 (144A)‡	3,768,000	3,583,983
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	844,888	803,661
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 6.4114%, 1/18/37 (144A)‡	3,880,788	3,765,926
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 5.8340%, 2/15/40 (144A)‡	1,906,219	1,779,129
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,857,294	1,752,867
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	4,016,000	3,960,746
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	4,197,920	3,810,192
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $679,858,482)		638,862,103
Corporate Bonds– 19.6%
Banking – 5.9%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	5,035,000	4,964,963
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,498,000	2,611,364
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,517,000	8,314,721
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	3,295,000	3,194,091
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	18,727,000	15,052,354
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	4,430,000	3,977,443
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	6,476,000	6,489,265
Citigroup Inc, CME Term SOFR 3 Month + 3.4660%, 5.3500%‡,µ	4,013,000	3,869,736
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	4,099,000	3,820,045
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	916,000	870,200
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,942,000	6,678,260
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	9,718,000	9,783,180
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	1,338,000	1,097,393
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	3,590,000	3,329,446
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	9,112,000	7,876,518
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	3,406,000	3,488,966
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	3,293,000	3,161,609
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.1250%, 4.6000%‡,µ	3,476,000	3,232,680
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,681,000	4,634,970
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.6300%, 5.4410%, 2/22/34‡	3,666,000	3,704,295
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	10,456,891
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	1,965,000	1,959,513
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,345,492
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	4,412,000	4,447,050
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,415,408

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	$13,235,000	$10,054,615
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,681,000	1,671,614
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	4,178,000	4,396,015
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡,#	4,445,000	4,385,046
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	1,988,000	1,977,040
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	7,960,000	8,218,842
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	8,250,000	7,810,920
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	9,029,000	7,032,567
		171,322,512
Brokerage – 0.2%
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	9,400,000	7,129,806
Capital Goods – 0.2%
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	4,838,000	4,840,154
Consumer Cyclical – 0.3%
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	575,352
Lowe's Cos Inc, 5.1500%, 7/1/33	6,930,000	6,996,071
		7,571,423
Consumer Non-Cyclical – 3.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,458,000	4,469,145
Amgen Inc, 5.1500%, 3/2/28	5,449,000	5,563,544
Amgen Inc, 5.2500%, 3/2/30	4,345,000	4,443,988
Amgen Inc, 5.2500%, 3/2/33	2,844,000	2,921,923
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	1,839,000	1,792,273
GE Healthcare Holding LLC, 5.6500%, 11/15/27 (144A)	5,628,000	5,817,213
GE Healthcare Holding LLC, 5.8570%, 3/15/30 (144A)	6,721,000	7,031,473
GE Healthcare Holding LLC, 5.9050%, 11/22/32 (144A)	4,003,000	4,262,487
Hasbro Inc, 3.9000%, 11/19/29	14,554,000	13,249,909
Hasbro Inc, 6.3500%, 3/15/40	866,000	874,823
Hasbro Inc, 5.1000%, 5/15/44	1,655,000	1,444,963
HCA Inc, 3.6250%, 3/15/32 (144A)	8,110,000	7,149,212
Illumina Inc, 5.7500%, 12/13/27	8,548,000	8,762,261
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	9,007,000	8,598,442
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	3,897,000	3,230,496
Pilgrim's Pride Corp, 3.5000%, 3/1/32	8,144,000	6,627,587
Universal Health Services Inc, 2.6500%, 1/15/32	10,445,000	8,148,782
		94,388,521
Electric – 1.1%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	6,967,563
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	7,007,742
Duke Energy Corp, 4.3000%, 3/15/28	4,804,000	4,710,126
Exelon Corp, 5.1500%, 3/15/28	3,254,000	3,310,670
Exelon Corp, 5.3000%, 3/15/33	5,211,000	5,301,479
Southern California Edison Co, 5.8500%, 11/1/27	6,094,000	6,420,982
		33,718,562
Energy – 1.4%
Enbridge Inc, 5.7000%, 3/8/33	7,230,000	7,520,240
Energy Transfer LP, 5.5500%, 2/15/28	3,965,000	4,026,279
EQT Corp, 3.1250%, 5/15/26 (144A)	13,469,000	12,458,152
EQT Corp, 5.7000%, 4/1/28	2,135,000	2,132,684
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)#	3,041,000	2,887,314
Kinder Morgan Inc, 5.2000%, 6/1/33	6,407,000	6,365,329
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A)	6,483,000	6,531,623
		41,921,621
Finance Companies – 0.7%
Ares Capital Corp, 2.8750%, 6/15/27	6,128,000	5,257,229
Ares Capital Corp, 3.2000%, 11/15/31	7,000,000	5,337,382
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	671,027
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	4,462,000	4,395,674
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	4,262,000	3,533,795
		19,195,107
Insurance – 1.8%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	7,222,000	6,157,262
Athene Global Funding, 2.6460%, 10/4/31 (144A)	12,791,000	10,156,848
Brown & Brown Inc, 4.2000%, 3/17/32	2,203,000	1,980,631
Centene Corp, 4.2500%, 12/15/27	16,614,000	16,006,592
Centene Corp, 2.4500%, 7/15/28	7,054,000	6,136,980
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,691,233

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance– (continued)
Elevance Health Inc, 4.7500%, 2/15/33	$5,831,000	$5,860,281
UnitedHealth Group Inc, 5.2500%, 2/15/28	2,771,000	2,881,363
		53,871,190
Real Estate Investment Trusts (REITs) – 1.0%
Agree LP, 2.9000%, 10/1/30	7,291,000	6,195,878
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	4,375,000	4,099,941
American Tower Trust I, 5.4900%, 3/15/28 (144A)	10,515,000	10,613,351
Sun Communities Operating LP, 2.7000%, 7/15/31	8,985,000	7,267,051
		28,176,221
Technology – 3.6%
Broadcom Inc, 2.6000%, 2/15/33 (144A)	3,689,000	2,892,841
Broadcom Inc, 3.4690%, 4/15/34 (144A)	5,962,000	4,896,483
Broadcom Inc, 3.1370%, 11/15/35 (144A)	7,414,000	5,701,806
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	17,851,023
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	5,441,000	4,558,986
Fiserv Inc, 5.4500%, 3/2/28	5,618,000	5,738,019
Leidos Inc, 2.3000%, 2/15/31	1,276,000	1,035,386
Leidos Inc, 5.7500%, 3/15/33	4,301,000	4,395,798
Marvell Technology Inc, 1.6500%, 4/15/26	5,742,000	5,205,426
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,588,304
Microchip Technology Inc, 2.6700%, 9/1/23	9,518,000	9,384,484
Micron Technology Inc, 6.7500%, 11/1/29	3,160,000	3,356,934
Total System Services Inc, 4.8000%, 4/1/26	2,905,000	2,845,450
Trimble Inc, 4.7500%, 12/1/24	10,216,000	10,155,865
Trimble Inc, 4.9000%, 6/15/28	5,033,000	5,002,014
Trimble Inc, 6.1000%, 3/15/33	10,969,000	11,073,163
TSMC Arizona Corp, 3.8750%, 4/22/27	4,730,000	4,645,108
		105,327,090
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	6,199,000	5,451,490
Total Corporate Bonds (cost $610,608,321)		572,913,697
Mortgage-Backed Securities– 27.5%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	23,455,200	20,975,915
5.0000%, TBA, 30 Year Maturity	17,126,689	17,073,785
3.5000%, TBA, 15 Year Maturity	20,894,000	20,209,513
3.0000%, TBA, 15 Year Maturity	20,838,597	19,753,531
2.5000%, TBA, 15 Year Maturity	2,932,700	2,720,525
4.0000%, TBA, 15 Year Maturity	20,519,000	20,199,889
4.5000%, TBA, 30 Year Maturity	10,399,121	10,184,286
2.5000%, TBA, 30 Year Maturity	2,801,801	2,414,113
		113,531,557
Fannie Mae Pool:
3.0000%, 10/1/34	23,948	22,799
2.5000%, 11/1/34	2,106,032	1,963,314
3.0000%, 11/1/34	128,324	122,168
3.0000%, 12/1/34	133,586	127,177
6.0000%, 2/1/37	698,675	739,015
4.5000%, 11/1/42	698,995	701,599
3.0000%, 1/1/43	133,436	122,729
3.0000%, 2/1/43	223,748	205,794
5.0000%, 7/1/44	3,578,782	3,662,613
4.5000%, 10/1/44	1,625,510	1,647,863
4.5000%, 3/1/45	2,445,735	2,479,368
4.5000%, 6/1/45	1,237,419	1,243,470
3.5000%, 12/1/45	952,249	898,360
4.5000%, 2/1/46	2,403,726	2,412,682
3.5000%, 7/1/46	6,026,897	5,714,566
3.0000%, 2/1/47	32,226,129	29,625,366
3.5000%, 3/1/47	834,021	786,823
3.5000%, 7/1/47	739,603	697,748
3.5000%, 8/1/47	1,654,195	1,554,315
4.0000%, 10/1/47	1,215,214	1,180,614
3.0000%, 2/1/48	330,414	302,659
5.0000%, 5/1/48	597,304	604,109
4.5000%, 6/1/48	1,209,845	1,202,836
3.5000%, 7/1/48	18,838,893	17,715,839
4.0000%, 7/1/48	1,492,973	1,448,276
4.0000%, 10/1/48	565,982	553,061
4.0000%, 11/1/48	1,732,478	1,680,611
4.0000%, 12/1/48	277,341	269,038
4.0000%, 2/1/49	1,051,481	1,020,001
3.5000%, 5/1/49	2,976,094	2,786,769

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 6/1/49	$224,864	$217,688
4.5000%, 6/1/49	108,180	107,351
3.0000%, 8/1/49	1,501,691	1,355,937
3.0000%, 8/1/49	397,989	359,360
4.5000%, 8/1/49	155,803	154,609
3.0000%, 9/1/49	228,533	209,134
3.0000%, 9/1/49	12,927	11,673
4.0000%, 11/1/49	3,672,738	3,562,782
4.0000%, 11/1/49	329,460	321,420
3.5000%, 12/1/49	9,424,802	8,855,734
4.5000%, 1/1/50	2,941,416	2,924,376
4.5000%, 1/1/50	210,202	208,591
4.0000%, 3/1/50	5,384,189	5,261,274
4.0000%, 3/1/50	2,913,890	2,826,653
4.0000%, 3/1/50	1,117,417	1,083,963
2.5000%, 8/1/50	871,999	763,952
4.0000%, 9/1/50	6,136,968	5,941,129
4.0000%, 10/1/50	5,892,497	5,748,694
4.5000%, 10/1/50	3,635,475	3,614,414
3.5000%, 2/1/51	2,489,351	2,330,990
4.0000%, 3/1/51	15,123,655	14,641,038
4.0000%, 3/1/51	292,693	283,353
4.0000%, 3/1/51	143,413	139,119
4.0000%, 10/1/51	11,887,662	11,508,310
4.0000%, 10/1/51	2,122,657	2,054,920
3.0000%, 12/1/51	185,322	167,292
2.5000%, 1/1/52	5,211,809	4,538,321
3.5000%, 1/1/52	1,986,143	1,872,266
2.5000%, 2/1/52	25,175,260	21,896,620
3.5000%, 2/1/52	5,190,626	4,891,409
2.5000%, 3/1/52	10,801,888	9,389,567
2.5000%, 3/1/52	10,464,054	9,101,293
2.5000%, 3/1/52	3,853,293	3,355,086
2.5000%, 3/1/52	889,152	772,414
2.5000%, 3/1/52	873,448	759,247
2.5000%, 3/1/52	751,732	653,832
2.5000%, 3/1/52	301,759	262,733
3.0000%, 3/1/52	4,176,722	3,767,085
3.5000%, 3/1/52	5,351,464	5,011,501
3.0000%, 4/1/52	2,514,181	2,273,683
3.0000%, 4/1/52	2,137,686	1,927,384
3.0000%, 4/1/52	17,479	15,755
3.5000%, 4/1/52	3,022,759	2,819,480
3.5000%, 4/1/52	2,087,526	1,962,153
3.5000%, 4/1/52	1,695,869	1,580,861
3.5000%, 4/1/52	1,006,770	939,065
3.5000%, 4/1/52	610,796	569,449
3.5000%, 4/1/52	496,277	462,621
4.0000%, 4/1/52	2,208,154	2,139,738
4.5000%, 4/1/52	436,569	427,815
4.5000%, 4/1/52	336,096	329,357
4.5000%, 4/1/52	192,742	188,877
4.5000%, 4/1/52	174,952	171,444
4.5000%, 4/1/52	153,008	149,940
4.5000%, 4/1/52	98,521	96,470
3.5000%, 5/1/52	2,433,386	2,277,289
3.5000%, 5/1/52	1,619,300	1,510,153
4.5000%, 5/1/52	533,226	522,534
3.5000%, 6/1/52	8,891,034	8,348,767
3.5000%, 6/1/52	5,092,375	4,791,726
4.0000%, 6/1/52	1,744,082	1,668,321
4.0000%, 6/1/52	467,424	447,120
3.5000%, 7/1/52	11,137,627	10,419,705
3.5000%, 7/1/52	1,297,287	1,218,165
3.5000%, 7/1/52	449,655	422,968
4.0000%, 7/1/52	745,578	713,191
4.5000%, 7/1/52	2,234,969	2,190,589
3.5000%, 8/1/52	2,174,334	2,033,503
3.5000%, 8/1/52	802,231	753,054
4.5000%, 8/1/52	8,455,528	8,287,625
5.0000%, 9/1/52	3,911,410	3,899,431
5.5000%, 9/1/52	10,676,210	10,824,504
5.0000%, 10/1/52	1,681,412	1,696,555
5.0000%, 10/1/52	739,272	745,930

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.5000%, 10/1/52	$16,962,981	$17,385,610
5.0000%, 11/1/52	4,123,225	4,160,358
5.5000%, 11/1/52	3,791,900	3,886,374
4.5000%, 12/1/52	2,543,273	2,505,467
5.0000%, 1/1/53	3,659,751	3,668,636
5.0000%, 3/1/53	1,052,801	1,051,342
5.0000%, 4/1/53	330,889	330,430
5.0000%, 4/1/53	264,324	263,958
3.5000%, 8/1/56	17,600,153	16,589,065
3.0000%, 2/1/57	10,134,847	9,189,682
3.0000%, 6/1/57	37,493	33,984
		362,306,840
Freddie Mac Gold Pool:
3.5000%, 1/1/47	566,123	537,423
Freddie Mac Pool:
3.0000%, 5/1/31	8,105,780	7,821,050
3.0000%, 9/1/32	251,216	240,585
3.0000%, 10/1/32	317,248	303,822
3.0000%, 1/1/33	183,550	175,782
2.5000%, 12/1/33	6,683,259	6,294,978
3.0000%, 10/1/34	57,059	54,323
3.0000%, 10/1/34	26,461	25,192
2.5000%, 11/1/34	2,162,459	2,015,876
2.5000%, 11/1/34	813,509	758,365
6.0000%, 4/1/40	1,193,340	1,263,625
3.5000%, 7/1/42	47,419	44,974
3.5000%, 8/1/42	52,523	49,815
3.5000%, 8/1/42	47,687	45,227
3.5000%, 2/1/43	2,033,102	1,929,088
3.0000%, 3/1/43	701,667	645,053
3.0000%, 6/1/43	57,373	51,579
3.5000%, 2/1/44	3,471,763	3,294,147
4.5000%, 5/1/44	1,106,503	1,111,923
3.5000%, 12/1/44	41,125	39,021
3.0000%, 1/1/46	95,869	88,198
4.0000%, 2/1/46	2,874,264	2,823,191
4.0000%, 3/1/47	7,357	7,197
3.0000%, 4/1/47	861,725	786,877
3.5000%, 4/1/47	40,333	38,245
3.5000%, 9/1/47	13,224	12,426
4.5000%, 7/1/48	683,232	679,273
5.0000%, 9/1/48	118,862	120,217
4.0000%, 11/1/48	156,736	152,044
4.0000%, 12/1/48	1,874,169	1,818,067
4.5000%, 6/1/49	114,388	113,511
4.5000%, 7/1/49	1,018,528	1,010,724
4.5000%, 7/1/49	174,914	173,573
3.0000%, 8/1/49	544,233	491,418
4.5000%, 8/1/49	875,201	868,495
3.0000%, 12/1/49	781,272	705,453
3.0000%, 12/1/49	356,239	321,668
4.5000%, 1/1/50	591,620	587,087
4.5000%, 1/1/50	172,025	170,707
4.0000%, 3/1/50	1,849,396	1,794,036
4.0000%, 6/1/50	3,027,251	2,962,758
2.5000%, 8/1/50	427,299	374,487
2.5000%, 8/1/50	152,271	133,404
2.5000%, 9/1/50	790,823	692,590
4.5000%, 9/1/50	5,545,748	5,513,612
4.0000%, 10/1/50	553,490	535,827
2.5000%, 11/1/51	6,595,558	5,759,897
2.5000%, 1/1/52	1,620,861	1,412,763
2.5000%, 1/1/52	974,215	848,156
2.5000%, 2/1/52	2,329,035	2,025,718
3.0000%, 2/1/52	1,100,358	992,734
3.0000%, 2/1/52	834,418	755,156
2.5000%, 3/1/52	367,675	319,577
3.0000%, 3/1/52	1,448,608	1,310,497
4.5000%, 3/1/52	82,878	81,216
3.5000%, 4/1/52	2,169,732	2,045,344
3.5000%, 4/1/52	1,190,314	1,110,257
3.5000%, 4/1/52	1,161,425	1,083,312
3.5000%, 4/1/52	405,614	378,153
3.5000%, 4/1/52	354,737	330,678

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 6/1/52	$5,176,828	$4,846,317
3.5000%, 7/1/52	17,622,180	16,486,151
4.0000%, 7/1/52	1,675,309	1,602,519
3.5000%, 8/1/52	3,112,805	2,912,136
4.0000%, 8/1/52	1,902,719	1,820,842
4.5000%, 8/1/52	18,671,371	18,300,666
4.5000%, 8/1/52	7,914,056	7,777,353
4.5000%, 8/1/52	4,087,142	4,005,995
4.0000%, 9/1/52	4,243,887	4,063,034
5.5000%, 9/1/52	2,741,598	2,795,913
4.5000%, 10/1/52	2,560,335	2,541,873
5.0000%, 10/1/52	5,168,069	5,214,608
5.0000%, 10/1/52	3,349,755	3,379,920
5.0000%, 10/1/52	101,585	102,500
5.5000%, 11/1/52	11,670,904	11,961,726
5.0000%, 3/1/53	1,657,797	1,655,494
5.0000%, 3/1/53	296,933	296,520
		157,356,535
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	4,526,907	4,531,434
4.5000%, TBA, 30 Year Maturity	9,618,566	9,474,518
3.5000%, TBA, 30 Year Maturity	44,780,648	41,984,231
3.0000%, TBA, 30 Year Maturity	15,851,000	14,418,704
2.5000%, TBA, 30 Year Maturity	54,767,459	48,197,336
4.0000%, TBA, 30 Year Maturity	11,354,740	10,927,495
		129,533,718
Ginnie Mae I Pool:
4.0000%, 8/15/47	437,305	426,354
4.0000%, 11/15/47	446,869	435,679
4.0000%, 12/15/47	1,270,264	1,238,455
		2,100,488
Ginnie Mae II Pool:
4.0000%, 8/20/47	298,198	291,231
4.0000%, 8/20/47	165,380	161,516
4.5000%, 2/20/48	1,511,021	1,508,802
4.0000%, 5/20/48	6,261,372	6,104,281
4.5000%, 5/20/48	565,801	564,972
4.0000%, 6/20/48	1,768,247	1,723,884
5.0000%, 8/20/48	1,733,133	1,760,006
3.0000%, 7/20/51	7,384,217	6,749,741
3.0000%, 8/20/51	21,115,692	19,295,480
		38,159,913
Total Mortgage-Backed Securities (cost $829,498,483)		803,526,474
United States Treasury Notes/Bonds– 29.3%
4.6250%, 2/28/25	2,183,000	2,204,233
4.6250%, 3/15/26	55,952,000	57,228,405
3.5000%, 1/31/28	32,015,800	31,848,217
4.0000%, 2/29/28	118,611,500	120,752,068
3.6250%, 3/31/28	55,857,000	55,948,640
1.1250%, 8/31/28	65,528,600	57,539,742
4.0000%, 2/28/30	1,428,000	1,465,708
3.6250%, 3/31/30	56,402,000	56,666,384
3.5000%, 2/15/33	131,200,600	131,575,883
4.0000%, 11/15/42	100,543,000	103,276,513
3.8750%, 2/15/43	121,973,000	123,059,322
4.0000%, 11/15/52	110,527,400	117,297,203
Total United States Treasury Notes/Bonds (cost $854,393,413)		858,862,318
Investment Companies– 9.1%
Money Markets – 9.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $265,782,324)	265,756,655	265,809,807
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	7,093,220	7,093,220
Time Deposits – 0.1%
Royal Bank of Canada, 4.8000%, 4/3/23	$1,773,305	1,773,305
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,866,525)		8,866,525
Total Investments (total cost $3,249,007,548) – 107.6%		3,148,840,924
Liabilities, net of Cash, Receivables and Other Assets – (7.6)%		(223,298,187)
Net Assets – 100%		$2,925,542,737

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,057,755,482	97.1%
Canada	22,572,594	0.7
Japan	16,558,107	0.5
Australia	15,503,100	0.5
France	10,466,708	0.3
Netherlands	9,783,180	0.3
Guernsey	7,129,806	0.2
Taiwan	4,645,108	0.2
Germany	4,426,839	0.2

Total	$3,148,840,924	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 9.1%
Money Markets - 9.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$8,093,474	$(1,079)	$24,059	$265,809,807
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	250,070∆	-	-	7,093,220
Total Affiliated Investments - 9.3%	$8,343,544	$(1,079)	$24,059	$272,903,027

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 9.1%
Money Markets - 9.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	340,994,626	1,282,118,647	(1,357,326,446)	265,809,807
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	200,500	478,843,296	(471,950,576)	7,093,220

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
10 Year US Treasury Note	148	6/30/23	$17,008,438	$9,937
2 Year US Treasury Note	1,751	7/6/23	361,499,424	3,751,520
5 Year US Treasury Note	2,188	7/6/23	239,603,094	4,749,786
Ultra Long Term US Treasury Bond	143	6/30/23	20,180,875	793,203
Total - Futures Purchased				9,304,446
Futures Sold:
Ultra 10-Year Treasury Note	422	6/30/23	(51,121,344)	170,774
Total				$9,475,220

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Futures contracts:
Average notional amount of contracts - long	$454,314,085
Average notional amount of contracts - short	50,023,298

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $754,926,668, which represents 25.8% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$638,862,103	$-
Corporate Bonds	-	572,913,697	-
Mortgage-Backed Securities	-	803,526,474	-
United States Treasury Notes/Bonds	-	858,862,318	-
Investment Companies	-	265,809,807	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,866,525	-
Total Investments in Securities	$-	$3,148,840,924	$-
Other Financial Instruments(a):
Futures Contracts	9,475,220	-	-
Total Assets	$9,475,220	$3,148,840,924	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70265 05-23